Taxation - Schedule of Taxation Rate Reconciliation and Factors that may Affect Future Tax Charges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit from continuing operations before taxation	£ 3,740	£ 3,559	£ 2,858
Notional charge at UK corporation tax rate of 19% (2017 - 19.75%; 2016 - 20%)	711	703	571
Elimination of notional tax on share of after tax results of associates and joint ventures	(58)	(60)	(44)
Differences in overseas tax rates	134	162	50
Effect of intra-group financing	(61)	(64)	(97)
Non taxable gain on disposals of businesses			(90)
Other tax rate and tax base differences	(109)	(100)	(87)
Other items not chargeable	(79)	(78)	(66)
Impairment	16		21
Non deductible losses on disposal of businesses		(1)	24
Other non deductible exceptional items	9	7	31
Other items not deductible	238	156	180
Changes in tax rates	(371)	(9)	7
Adjustments in respect of prior years	166	16	(4)
Taxation on profit from continuing operations	£ 596	£ 732	£ 496